Subsequent Events (Details) - USD ($)		12 Months Ended
	Feb. 11, 2025	Dec. 31, 2024	Mar. 21, 2025	Feb. 21, 2025
Subsequent Events [Line Items]
Percentage of original issue discount	10.00%
Withdraw amount		$ 100,000
Percentage of non-redeeming public shareholders		100.00%
Dissolution Expense Waiver [Member]
Subsequent Events [Line Items]
Withdraw amount		$ 100,000
No Redemption Scenario [Member]
Subsequent Events [Line Items]
Percentage of non-redeeming public shareholders		100.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Revised contribution amount			$ 30,000
Tax expenses				$ 23,400
Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount	$ 22,222,222
Purchase price	$ 20,000,000